Ordinary shares - General information (Details) $ / shares in Units, ¥ in Thousands										12 Months Ended
	Apr. 17, 2020 CNY (¥) employee shares	Apr. 10, 2020 shares	Nov. 29, 2019 CNY (¥) item shares	Nov. 29, 2019 USD ($) shares	Jun. 17, 2019 CNY (¥) shares	Jun. 17, 2019 USD ($) shares	Dec. 28, 2018 USD ($) $ / shares shares	Sep. 04, 2018 shares	Jul. 06, 2018 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 shares	Dec. 31, 2019 $ / shares shares	Nov. 29, 2019 USD ($) item $ / shares shares
Ordinary shares
Ordinary shares, share capital authorized | $									$ 50,000
Ordinary Shares, shares authorized									2,500,000,000	25,000,000,000			25,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares									$ 0.00002	$ 0.00002			$ 0.00002
Number of shares for which options exercised											95,193,795	100,000,000
Ordinary shares and convertible redeemable preferred shares, share capital authorized | $							$ 500,000
Ordinary shares and convertible redeemable preferred shares, authorized (in shares)							25,000,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares										$ 0.00002
Consideration for treasury shares reissued | ¥											¥ 255,047
Selling Shareholders of Zhonghuan
Ordinary shares
Issuance of ordinary shares (in shares)		22,315,135
Former Minority Shareholders of Certain Subsidiaries, Two Employees [Member]
Ordinary shares
Issuance of ordinary shares (in shares)	336,915
Number of employees | employee	2
Payable to employees, settled | ¥	¥ 9,000
Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Issuance of ordinary shares (in shares)								971,577,300	437,700
Shan Yigang
Ordinary shares
Issuance of ordinary shares (in shares)								57,829,300	20,700
Executive Officer
Ordinary shares
Number of shares for which options exercised								100,000,000
Class A Ordinary Shares
Ordinary shares
Ordinary Shares, shares authorized			20,500,000,000				21,250,000,000			23,614,698,720			23,614,698,720	20,500,000,000
Ordinary shares par value (in dollars per share) | $ / shares							$ 0.00002
Ordinary shares issued (in shares)										2,666,966,855			584,865,410
Class A Ordinary Shares | One Investor
Ordinary shares
Consideration for treasury shares reissued			¥ 259,000	$ 36,800,000
Number of investors to whom shares transferred held by directors and employees | item			1											1
Class A Ordinary Shares | Two Investors
Ordinary shares
Ordinary shares transferred held by certain directors and employees to investors			112,215,315											112,215,315
Number of investors to whom shares transferred held by directors and employees | item			2											2
Consideration for the shares transferred held by certain directors and employees to investors			¥ 3,298,000											$ 469,100,000
Class A Ordinary Shares | Employee trust controlled by the company upon exercise of options
Ordinary shares
Issuance of ordinary shares (in shares)										60,852,775
Class A Ordinary Shares | Shan Yigang
Ordinary shares
Ordinary shares issued (in shares)							52,649,160
Class A Ordinary Shares | Certain Senior Management Members
Ordinary shares
Number of shares for which options exercised			95,193,795	95,193,795
Class A Ordinary Shares | Golden Fortitude Enterprises Limited
Ordinary shares
Repurchase of ordinary shares (in shares)					8,806,005	8,806,005
Consideration for repurchase of shares					¥ 231,000	$ 33,500,000
Compensation expenses					¥ 46,000	$ 6,700,000
Class A Ordinary Shares | Beijing Lianjia and Yiju Taihe
Ordinary shares
Issuance of ordinary shares (in shares)							289,034,485
Class B Ordinary Shares
Ordinary shares
Ordinary Shares, shares authorized							1,250,000,000			885,301,280			885,301,280
Ordinary shares par value (in dollars per share) | $ / shares							$ 0.00002
Ordinary shares issued (in shares)										885,301,280			885,301,280
Class B Ordinary Shares | Mr. Zuo Hui, founder and chairman of the board of directors
Ordinary shares
Ordinary shares issued (in shares)							933,289,250
Series B Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized							750,000,000			0			750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares							$ 0.00002						$ 0.00002
Series C Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized							750,000,000			0			750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares							$ 0.00002						$ 0.00002
Series D Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized							1,000,000,000			0			1,000,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares							$ 0.00002						$ 0.00002
Series D+ Convertible Redeemable Preferred Shares
Ordinary shares
Convertible Redeemable Preferred Shares, shares authorized			750,000,000							0			750,000,000	750,000,000
Convertible Redeemable Preferred Shares, par value | $ / shares													$ 0.00002	$ 0.00002
Ordinary Shares
Ordinary shares
Issuance of ordinary shares (in shares)										22,652,050
Number of shares for which options exercised											95,193,795	100,000,000
Ordinary Shares | Two Investors
Ordinary shares
Compensation expenses			¥ 323,200	$ 46,000,000.0